Revision of Prior-Period Financial Statements - CONSOLIDATED STATEMENT OF CASH FLOW (Detail) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
(Loss) earnings from continuing operations							$ 1,570	$ 164
Adjustments for:
Deferred tax							(1,395)	(172)
Other							385	365
Operating cash flows from continuing operations							866	892
Net cash provided by operating activities							702	2,062
INVESTING ACTIVITIES
Capital expenditures							(505)	(576)
Investing cash flows from continuing operations							(1,413)	(1,003)
Net cash used in investing activities							$ (1,384)	14,729
As Reported
Statement [Line Items]
(Loss) earnings from continuing operations		$ 216	$ 126	$ (76)	$ 342			180
Adjustments for:
Deferred tax		(9)	(64)	(224)	(73)			(167)
Other	$ 233	(77)	130	276	53	$ 314		394
Changes in working capital and other items	20	(94)	(168)	(71)	(262)	(242)		(134)
Operating cash flows from continuing operations		206	(1)	64	205			892
Net cash provided by operating activities	264	141	(58)	(10)	83	347		2,062
INVESTING ACTIVITIES
Capital expenditures		(130)	(110)		(240)
Investing cash flows from continuing operations		(105)	(77)		(182)
Net cash used in investing activities		(105)	(48)		(153)
Revision
Statement [Line Items]
(Loss) earnings from continuing operations		(9)	(12)	(27)	(21)			(16)
Adjustments for:
Deferred tax		(3)	(4)	(5)	(7)			(5)
Other		12	16	32	28			21
Changes in working capital and other items		(28)	28
Operating cash flows from continuing operations		(28)	28
Net cash provided by operating activities		(28)	28
INVESTING ACTIVITIES
Capital expenditures		28	(28)
Investing cash flows from continuing operations		28	(28)
Net cash used in investing activities		28	(28)
Changes in Accounting Policy
Adjustments for:
Other	10	(2)	(2)	(39)	(4)	6		(50)
Changes in working capital and other items	(10)	2	2	39	4	(6)		50
As Revised
Statement [Line Items]
(Loss) earnings from continuing operations		207	114	(103)	321			164
Adjustments for:
Deferred tax		(12)	(68)	(229)	(80)			(172)
Other	243	(67)	144	269	77	320		365
Changes in working capital and other items	10	(120)	(138)	(32)	(258)	(248)		(84)
Operating cash flows from continuing operations		178	27	64	205			892
Net cash provided by operating activities	$ 264	113	(30)	$ (10)	83	$ 347		$ 2,062
INVESTING ACTIVITIES
Capital expenditures		(102)	(138)		(240)
Investing cash flows from continuing operations		(77)	(105)		(182)
Net cash used in investing activities		$ (77)	$ (76)		$ (153)